Property, plant and equipment - Net carrying amount (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Beginning balance	$ 3,368	$ 3,068	$ 2,512
Ending balance	3,388	3,368	3,068
Depreciation - Cost of sales	440	415	363
Depreciation - Selling, general and administration expenses	9	8	6
Construction in progress	254	241
Interest capitalized	0	0
Land and buildings
Property, plant and equipment
Beginning balance	836
Ending balance	780	836
Plant, machinery and other
Property, plant and equipment
Beginning balance	2,486
Ending balance	2,548	2,486
Office equipment and vehicles
Property, plant and equipment
Beginning balance	46
Ending balance	60	46
Land
Property, plant and equipment
Land	213	225
Capital leased assets
Property, plant and equipment
Charge for the year	(5)	(1)	(1)
Interest expense on finance leases	2	0	0
Finance lease liabilities	36	12
Cost
Property, plant and equipment
Beginning balance	5,307	4,588
Additions	591	522
Impairment	(11)	(54)
Disposals	(217)	(174)
Transfers	5	9
Exchange	(239)	416
Ending balance	5,436	5,307	4,588
Cost | Land and buildings
Property, plant and equipment
Beginning balance	1,094	983
Additions	15	8
Disposals	(16)	(4)
Transfers		11
Exchange	(49)	96
Ending balance	1,044	1,094	983
Cost | Plant, machinery and other
Property, plant and equipment
Beginning balance	4,142	3,541
Additions	539	508
Impairment	(11)	(54)
Disposals	(190)	(160)
Transfers		(9)
Exchange	(182)	316
Ending balance	4,298	4,142	3,541
Cost | Plant, machinery and other | Exceptional items
Property, plant and equipment
Impairment	(11)	(54)
Cost | Plant, machinery and other | Metal Packaging Europe | Exceptional items
Property, plant and equipment
Impairment	(2)	(16)
Cost | Plant, machinery and other | Metal Packaging Americas | Exceptional items
Property, plant and equipment
Impairment	5	0
Cost | Plant, machinery and other | Glass Packaging North America | Exceptional items
Property, plant and equipment
Impairment	(4)	(38)
Cost | Office equipment and vehicles
Property, plant and equipment
Beginning balance	71	64
Additions	37	6
Disposals	(11)	(10)
Transfers	5	7
Exchange	(8)	4
Ending balance	94	71	64
Depreciation
Property, plant and equipment
Beginning balance	(1,939)	(1,520)
Charge for the year	(449)	(423)
Disposals	206	168
Exchange	134	(164)
Ending balance	(2,048)	(1,939)	(1,520)
Depreciation | Land and buildings
Property, plant and equipment
Beginning balance	(258)	(200)
Charge for the year	(37)	(35)
Disposals	10	2
Transfers		1
Exchange	21	(26)
Ending balance	(264)	(258)	(200)
Depreciation | Plant, machinery and other
Property, plant and equipment
Beginning balance	(1,656)	(1,295)
Charge for the year	(388)	(378)
Disposals	187	156
Transfers		(2)
Exchange	107	(137)
Ending balance	(1,750)	(1,656)	(1,295)
Depreciation | Office equipment and vehicles
Property, plant and equipment
Beginning balance	(25)	(25)
Charge for the year	(24)	(10)
Disposals	9	10
Transfers		1
Exchange	6	(1)
Ending balance	$ (34)	$ (25)	$ (25)